Significant components of net deferred tax assets (Detail) (USD $)	0 Months Ended	12 Months Ended
	Nov. 10, 2010	Dec. 31, 2011	Dec. 31, 2010
Non-current deferred tax assets
Research tax credit, Amount	$ 733,438	$ (15,000)	$ (308,000)
Net operating loss carry forwards		11,720,000	8,996,000
Stock based compensation		848,000	767,000
Total deferred tax assets		14,199,000	11,247,000
Non-current deferred tax liability
Depreciation and amortization		(10,000)	(8,000)
Total net deferred tax assets		14,189,000	11,239,000
Valuation allowance		(14,189,000)	(11,239,000)
Net deferred tax assets